Cover	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	001-12822
Entity Registrant Name	BEAZER HOMES USA, INC.
Entity Central Index Key	0000915840
Entity Tax Identification Number	58-2086934
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2002 Summit Boulevard
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30319
City Area Code	770
Local Phone Number	829-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BZH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	None